Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	6 Months Ended	14 Months Ended	26 Months Ended
	Dec. 18, 2023	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026
C000247025
Account Value [Line Items]
Line Graph and Table Measure Name			Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
Accumulated Value	$ 10,000	$ 10,300		$ 11,483	$ 13,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,782		$ 12,766	$ 14,936